UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Auto Components — 0.3%
Delphi Automotive Plc	13,700	$668,697
The Goodyear Tire & Rubber Co. (a)	38,842	588,068

		1,256,765

Automobiles — 1.4%
General Motors Co. (a)	183,621	6,222,916

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	11,018	147,090

Capital Markets — 2.0%
American Capital Ltd. (a)	562,613	7,499,631
E*Trade Financial Corp. (a)	116,200	1,351,406
Uranium Participation Corp. (a)	54,600	267,010

		9,118,047

Chemicals — 0.4%
ADA-ES, Inc. (a)	2,810	104,953
CF Industries Holdings, Inc.	3,000	572,880
Huntsman Corp.	67,400	1,310,930

		1,988,763

Commercial Banks — 0.5%
CIT Group, Inc. (a)	51,084	2,353,951

Communications Equipment — 0.3%
Loral Space & Communications Ltd.	21,531	1,296,597

Diversified Financial Services — 1.1%
Bank of America Corp.	84,360	1,152,357
Citigroup, Inc.	13,119	682,057
Kcad Holdings I Ltd.	461,295,490	2,993,808

		4,828,222

Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc.	54,600	343,980
Level 3 Communications, Inc. (a)	34,800	745,764

		1,089,744

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	116,910	1

Energy Equipment & Services — 0.9%
Laricina Energy Ltd. (a)	70,588	2,376,724
Osum Oil Sands Corp. (a)	124,000	1,682,047

		4,058,771

Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Corp. (a)	69,602	1,008,533
Travelport LLC (a)	1,744,815	1,430,748

		2,439,281

Household Durables — 0.1%
MDC Holdings, Inc.	5,000	185,550
	Shares	Value
Common Stocks

Household Durables (concluded)
Meritage Homes Corp. (a)	5,100	$241,536
PulteGroup, Inc. (a)	9,000	194,310

		621,396

Insurance — 1.0%
American International Group, Inc. (a)	105,016	4,669,011

Media — 0.3%
Belo Corp., Class A	36,341	407,746
Cablevision Systems Corp., Class A	67,650	1,022,868
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,553	124,719

		1,555,333

Metals & Mining — 0.1%
African Minerals Ltd. (a)	72,301	276,605
Peninsula Energy Ltd. (a)	11,756,996	322,540

		599,145

Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	307,100	55,843

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd. (a)	773,706	2,828,402
Ainsworth Lumber Co. Ltd. (a)(b)	221,591	807,923
NewPage Corp. (a)	13,400	1,273,000
Western Forest Products, Inc. (a)	78,039	97,102

		5,006,427

Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Ltd. (a)	6,695	106,584
NXP Semiconductors NV (a)	14,683	452,971
Spansion, Inc., Class A (a)	52,211	715,291
SunPower Corp. (a)	431	8,318

		1,283,164

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)	787	—
HMH Holdings/EduMedia (a)	31,742	839,582

		839,582

Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)	15,414	1,098,247
SBA Communications Corp., Class A (a)	15,414	1,160,212

		2,258,459

Total Common Stocks – 11.2%		51,688,508

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	940	$972,900
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		260	283,400
7.13%, 3/15/21		410	449,975
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,274	1,388,660
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		284	298,286

			3,393,221

Airlines — 2.5%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		438	448,862
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		1,014	1,069,480
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		538	563,287
Series 2010-1, Class B, 6.00%, 7/12/20		571	593,959
Series 2012-3, Class C, 6.13%, 4/29/18		1,435	1,506,750
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1 6.72%, 7/02/24		904	1,003,352
Series 2009-1, Class B 9.75%, 6/17/18		272	310,454
Series 2010-1, Class B 6.38%, 7/02/17		900	940,500
US Airways Group, Inc., 6.13%, 6/01/18		510	496,613
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		715	769,121
Series 2012-1, Class C, 9.13%, 10/01/15		650	703,091
Series 2012-2, Class B, 6.75%, 12/03/22		600	655,500
Series 2012-2, Class C, 5.45%, 6/03/18 (c)		1,200	1,182,000
Series 2013-1, Class B, 5.38%, 11/15/21		1,465	1,505,287

			11,748,256

Auto Components — 2.7%
Affinia Group, Inc., 7.75%, 5/01/21 (b)		1,046	1,087,840
Brighthouse Group Ltd., 7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)	USD	300	311,250
		Par (000)	Value
Corporate Bonds

Auto Components (concluded)
Dana Holding Corp., 6.75%, 2/15/21	USD	700	$752,500
Delphi Corp., 6.13%, 5/15/21		115	126,931
GKN Holdings PLC, 5.38%, 9/19/22	GBP	310	498,672
Icahn Enterprises LP, 8.00%, 1/15/18	USD	4,690	4,971,400
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		595	664,169
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	745	1,279,106
Schaeffler Finance BV, 4.25%, 5/15/18	EUR	202	265,831
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18		438	571,425
Titan International, Inc.:
7.88%, 10/01/17	USD	720	770,400
7.88%, 10/01/17 (b)		760	813,200

			12,267,703

Beverages — 0.0%
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	50	70,349
Refresco Group BV, 7.38%, 5/15/18		100	139,008

			209,357

Building Products — 1.5%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)	USD	715	723,938
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		623	626,115
Building Materials Corp. of America (b):
7.00%, 2/15/20		840	898,800
6.75%, 5/01/21		1,220	1,320,650
Cemex SAB de CV, 5.88%, 3/25/19 (b)		355	353,225
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,174	1,264,985
Texas Industries, Inc., 9.25%, 8/15/20		362	400,915
USG Corp., 9.75%, 1/15/18		1,100	1,295,250

			6,883,878

Capital Markets — 0.3%
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		380	431,300
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		729	765,450

			1,196,750

Chemicals — 3.1%
Axiall Corp., 4.88%, 5/15/23 (b)		167	167,835

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Chemicals (concluded)
Basell Finance Co. BV, 8.10%, 3/15/27 (b)	USD	645	$874,219
Celanese US Holdings LLC, 5.88%, 6/15/21		1,288	1,420,020
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		576	580,320
Huntsman International LLC, 8.63%, 3/15/21		265	296,137
INEOS Finance Plc, 7.50%, 5/01/20 (b)		590	647,525
INEOS Group Holdings SA:
6.50%, 8/15/18	EUR	463	586,739
6.13%, 8/15/18 (b)	USD	470	462,950
Kraton Polymers LLC, 6.75%, 3/01/19		195	204,263
LyondellBasell Industries NV, 5.75%, 4/15/24		4,050	4,711,920
Nexeo Solutions LLC, 8.38%, 3/01/18		145	145,725
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		350	358,750
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	532	767,384
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	USD	264	265,980
PolyOne Corp., 7.38%, 9/15/20		335	369,337
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,245	1,269,900
Tronox Finance LLC, 6.38%, 8/15/20 (b)		384	377,280
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	100	135,174
7.38%, 5/01/21 (b)	USD	550	580,250

			14,221,708

Commercial Banks — 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		860	924,500
6.63%, 4/01/18 (b)		355	399,375
5.50%, 2/15/19 (b)		1,160	1,255,700
5.00%, 8/15/22		353	375,945
6.00%, 4/01/36		850	844,349

			3,799,869

Commercial Services & Supplies — 2.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		431	462,248
ARAMARK Corp., 5.75%, 3/15/20 (b)		1,005	1,040,175
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		840	931,857
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	134	$140,114
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		43	46,548
Casella Waste Systems, Inc., 7.75%, 2/15/19		83	79,680
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)		959	973,385
Covanta Holding Corp., 6.38%, 10/01/22		985	1,062,537
EC Finance Plc, 9.75%, 8/01/17	EUR	677	954,901
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)	USD	117	122,850
Mobile Mini, Inc., 7.88%, 12/01/20		570	631,275
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		99	111,870
UR Merger Sub Corp.:
5.75%, 7/15/18		398	424,865
7.38%, 5/15/20		675	740,812
8.25%, 2/01/21		718	795,185
7.63%, 4/15/22		3,359	3,720,092
6.13%, 6/15/23		295	309,013
Verisure Holding AB:
8.75%, 9/01/18	EUR	275	394,961
8.75%, 12/01/18		139	192,408
West Corp., 8.63%, 10/01/18	USD	210	230,475

			13,365,251

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		90	71,550
6.45%, 3/15/29		288	231,120
Avaya, Inc. (b):
7.00%, 4/01/19		420	391,650
10.50%, 3/01/21		1,496	1,256,640
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(f)		740	730,750
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,480	1,642,800
10.13%, 7/01/20		1,960	2,278,500

			6,603,010

Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (d)		307	474,699
SanDisk Corp., 1.50%, 8/15/17 (d)		445	590,459

			1,065,158

Construction & Engineering — 0.4%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		300	297,000

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Construction & Engineering (concluded)
H&E Equipment Services, Inc., 7.00%, 9/01/22	USD	687	$741,960
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		363	364,815
Weekley Homes LLC, 6.00%, 2/01/23 (b)		240	249,600

			1,653,375

Construction Materials — 2.9%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	213	305,196
HD Supply, Inc.:
8.13%, 4/15/19	USD	5,023	5,575,530
11.00%, 4/15/20		2,335	2,804,918
7.50%, 7/15/20 (b)		3,425	3,630,500
11.50%, 7/15/20		810	951,750
HeidelbergCement AG, 7.50%, 4/03/20	EUR	83	133,026

			13,400,920

Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	710	766,800
IVS F. SpA, 7.13%, 4/01/20	EUR	330	433,207
Springleaf Finance, 6.90%, 12/15/17	USD	160	165,800

			1,365,807

Containers & Packaging — 2.0%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	139,723
7.38%, 10/15/17		200	279,446
7.38%, 10/15/17 (b)		474	662,287
9.13%, 10/15/20 (b)	USD	470	517,000
9.13%, 10/15/20 (b)		615	673,425
7.00%, 11/15/20 (b)		1,235	1,265,875
4.88%, 11/15/22		474	472,815
5.00%, 11/15/22	EUR	360	472,589
Berry Plastics Corp., 9.75%, 1/15/21		280	323,400
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	882	1,146,379
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	26	28,405
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		41	40,078
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	414	581,144
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	580	636,550
		Par (000)	Value
Corporate Bonds

Containers & Packaging (concluded)
OI European Group BV, 4.88%, 3/31/21	EUR	530	$719,866
Pactiv LLC, 7.95%, 12/15/25	USD	677	643,150
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		614	687,680

			9,289,812

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17		2,126	2,264,190

Diversified Consumer Services — 2.2%
APX Group, Inc. (b):
6.38%, 12/01/19		1,527	1,523,183
8.75%, 12/01/20		924	937,860
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,930	2,161,600
Service Corp. International, 7.00%, 6/15/17		4,425	5,055,562
ServiceMaster Co., 8.00%, 2/15/20		295	303,481

			9,981,686

Diversified Financial Services — 5.9%
Aircastle Ltd.:
6.75%, 4/15/17		575	632,500
6.25%, 12/01/19		500	541,250
Ally Financial, Inc.:
7.50%, 12/31/13		700	722,750
8.00%, 11/01/31		310	396,800
8.00%, 11/01/31		5,775	7,449,750
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		440	437,800
Co-Operative Group Ltd. (g):
5.63%, 7/08/20	GBP	370	564,988
6.25%, 7/08/26		100	153,231
DPL, Inc.:
6.50%, 10/15/16	USD	470	506,425
7.25%, 10/15/21		1,345	1,452,600
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	802	1,309,950
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (b)	USD	812	810,782
3.25%, 5/15/18 (b)		469	464,896
6.75%, 6/01/18		460	524,400
4.25%, 5/15/23 (b)		130	126,750
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (b)(c)		351	343,103
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		785	788,925
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		902	904,255
Leucadia National Corp., 8.13%, 9/15/15		1,232	1,398,320

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	USD	585	$623,025
9.00%, 4/15/19		900	945,000
7.88%, 8/15/19		485	531,075
9.88%, 8/15/19		775	844,750
5.75%, 10/15/20		3,685	3,740,275
WMG Acquisition Corp.:
11.50%, 10/01/18		656	774,080
6.00%, 1/15/21 (b)		409	431,495

			27,419,175

Diversified Telecommunication Services — 2.6%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		840	857,850
CenturyLink, Inc., Series V, 5.63%, 4/01/20		1,147	1,185,711
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		655	642,719
Consolidated Communications Finance Co., 10.88%, 6/01/20		530	612,150
Level 3 Communications, Inc., 8.88%, 6/01/19		495	537,075
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,817	1,966,902
7.00%, 6/01/20		660	694,650
8.63%, 7/15/20		1,320	1,452,000
OTE Plc, 7.25%, 2/12/15	EUR	256	345,380
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		444	606,082
6.75%, 8/15/24		645	893,669
tw telecom holdings, Inc., 5.38%, 10/01/22	USD	460	476,100
Windstream Corp.:
8.13%, 8/01/13		703	708,272
7.88%, 11/01/17		627	721,050
6.38%, 8/01/23		125	123,438

			11,823,048

Electric Utilities — 0.7%
Homer City Generation LP, 8.73%, 10/01/26 (f)		345	366,563
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		454	511,714
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,600	2,114,952

			2,993,229

Electrical Equipment — 1.0%
Belden, Inc.:
5.50%, 9/01/22 (b)	USD	570	585,675
5.50%, 4/15/23	EUR	190	250,657
General Cable Corp., 5.75%, 10/01/22 (b)	USD	950	978,500
Rexel SA, 5.13%, 6/15/20	EUR	406	551,708
		Par (000)	Value
Corporate Bonds

Electrical Equipment (concluded)
Techem GmbH:
6.13%, 10/01/19	EUR	644	$904,002
6.13%, 10/01/19 (b)		105	147,392
7.88%, 10/01/20		105	150,053
Trionista Holdco GmbH, 5.00%, 4/30/20		618	819,310
Trionista TopCo GmbH, 6.88%, 4/30/21		112	147,755

			4,535,052

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	365	441,650

Energy Equipment & Services — 3.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20		215	230,319
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		518	533,540
CGG, 7.75%, 5/15/17		395	405,863
CGG (FKA Compagnie Générale de Géophysique, Veritas), 6.50%, 6/01/21		1,945	2,032,525
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		1,686	1,795,590
Genesis Energy LP, 5.75%, 2/15/21 (b)		79	80,580
Gulfmark Offshore, Inc., 6.38%, 3/15/22		245	254,800
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		490	510,825
MEG Energy Corp. (b):
6.50%, 3/15/21		2,327	2,408,445
6.38%, 1/30/23		340	348,500
Oil States International, Inc., 6.50%, 6/01/19		725	781,187
Peabody Energy Corp.:
6.00%, 11/15/18		1,046	1,119,220
6.25%, 11/15/21		1,124	1,174,580
7.88%, 11/01/26		580	620,600
4.75%, 12/15/41 (d)		659	567,152
Precision Drilling Corp.:
6.63%, 11/15/20		120	128,400
6.50%, 12/15/21		460	493,350
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		364	389,480
Seadrill Ltd., 5.63%, 9/15/17 (b)		2,107	2,159,675
Tervita Corp., 8.00%, 11/15/18 (b)		575	595,125

			16,629,756

Food & Staples Retailing — 0.4%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	502	791,341
R&R Ice Cream PLC, 9.25%, 5/15/18 (f)	EUR	205	269,113

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Food & Staples Retailing (concluded)
Rite Aid Corp., 9.25%, 3/15/20	USD	580	$654,675
Zobele Holding SpA, 7.88%, 2/01/18	EUR	140	189,244

			1,904,373

Food Products — 0.6%
Darling International, Inc., 8.50%, 12/15/18	USD	180	201,600
Del Monte Corp., 7.63%, 2/15/19		94	97,408
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		603	605,261
Post Holdings, Inc., 7.38%, 2/15/22		875	974,531
Smithfield Foods, Inc., 6.63%, 8/15/22		729	829,238

			2,708,038

Health Care Equipment & Supplies — 2.5%
Biomet, Inc. (b):
6.50%, 8/01/20		3,132	3,296,430
6.50%, 10/01/20		3,338	3,379,725
DJO Finance LLC:
8.75%, 3/15/18		586	647,530
7.75%, 4/15/18		160	165,600
9.88%, 4/15/18		650	713,375
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		440	489,500
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		850	977,500
IDH Finance PLC:
6.00%, 12/01/18	GBP	150	229,049
6.00%, 12/01/18 (b)		100	151,940
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	871	897,130
Teleflex, Inc., 6.88%, 6/01/19		455	491,400

			11,439,179

Health Care Providers & Services — 7.2%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		880	961,400
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	282	443,467
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	1,180	1,230,150
7.13%, 7/15/20		703	771,542
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	965,168
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	100	158,777
7.00%, 2/15/18 (b)		575	912,969
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	1,376	1,465,440
HCA Holdings, Inc., 6.25%, 2/15/21		1,128	1,206,960
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
HCA, Inc.:
8.50%, 4/15/19	USD	205	$223,450
6.50%, 2/15/20		4,255	4,797,512
7.88%, 2/15/20		430	468,700
7.25%, 9/15/20		4,250	4,675,000
5.88%, 3/15/22		900	987,750
4.75%, 5/01/23		610	608,475
Hologic, Inc., 6.25%, 8/01/20		1,901	2,031,694
IASIS Healthcare LLC, 8.38%, 5/15/19		756	790,020
INC Research LLC, 11.50%, 7/15/19 (b)		546	586,950
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		970	1,033,050
Omnicare, Inc.:
7.75%, 6/01/20		1,520	1,683,400
3.75%, 4/01/42 (d)		447	543,943
Symbion, Inc., 8.00%, 6/15/16		535	565,763
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,826	2,022,295
6.75%, 2/01/20		810	850,500
4.50%, 4/01/21 (b)		723	710,347
4.38%, 10/01/21 (b)		995	965,150
Vanguard Health Holding Co II LLC:
8.00%, 2/01/18		374	396,908
7.75%, 2/01/19		720	770,400
Voyage Care Bondco Plc, 6.50%, 8/01/18	GBP	280	437,131

			33,264,311

Health Care Technology — 0.9%
IMS Health, Inc. (b):
12.50%, 3/01/18	USD	3,480	4,084,650
6.00%, 11/01/20		221	233,708

			4,318,358

Hotels, Restaurants & Leisure — 2.5%
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		510	536,775
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	714	942,387
Diamond Resorts Corp., 12.00%, 8/15/18	USD	1,860	2,076,225
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	775,682
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	670	888,249
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	80	86,400
5.88%, 3/15/21		337	335,315
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		441	427,770
MCE Finance Ltd., 5.00%, 2/15/21 (b)		1,044	1,044,000

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)	USD	231	$248,197
Regal Entertainment Group, 5.75%, 2/01/25		401	399,997
Sisal Holding Istituto di Pagamento SpA, 7.25%, 9/30/17	EUR	100	131,925
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	918	922,590
Station Casinos LLC, 7.50%, 3/01/21 (b)		2,176	2,279,360
Travelport LLC (b):
6.40%, 3/01/16 (h)		116	110,052
11.88%, 9/01/16		52	49,694
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(i)		515	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	200	314,516
Wynn Las Vegas LLC, 5.38%, 3/15/22	USD	117	123,142

			11,692,276

Household Durables — 2.7%
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18	EUR	206	274,496
Ashton Woods USA LLC, 6.88%, 2/15/21 (b)	USD	352	364,760
Beazer Homes USA, Inc., 6.63%, 4/15/18		55	59,606
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		635	679,450
Jarden Corp., 7.50%, 1/15/20	EUR	455	636,923
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	1,465	1,622,487
Libbey Glass, Inc., 6.88%, 5/15/20		851	921,207
PH Holding LLC, 9.75%, 12/31/17		535	551,050
Pulte Group, Inc., 6.38%, 5/15/33		290	292,900
RPG Byty Sro, 6.75%, 5/01/20	EUR	393	492,924
The Ryland Group, Inc., 6.63%, 5/01/20	USD	525	585,375
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	264	371,014
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,185	2,698,475
8.38%, 1/15/21		1,510	1,812,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		413	418,163
William Lyon Homes, Inc., 8.50%, 11/15/20 (b)		470	523,462

			12,304,292

Household Products — 0.8%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	136,474
7.50%, 4/15/18 (b)		220	300,242
		Par (000)	Value
Corporate Bonds

Household Products (concluded)
Ontex IV SA (concluded):
9.00%, 4/15/19	EUR	316	$430,230
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	592	635,660
6.63%, 11/15/22		385	415,800
Spectrum Brands, Inc.:
9.50%, 6/15/18		1,470	1,626,187
6.75%, 3/15/20		148	159,100

			3,703,693

Independent Power Producers & Energy Traders — 4.1%
The AES Corp., 4.88%, 5/15/23		41	40,283
Calpine Corp., 7.50%, 2/15/21 (b)		72	78,120
Dynegy, Inc., 5.88%, 6/01/23 (b)		463	456,055
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (b)		1,170	1,240,200
11.25%, 12/01/18 (b)(f)		1,040	938,600
10.00%, 12/01/20		3,936	4,482,120
10.00%, 12/01/20 (b)		2,810	3,185,837
12.25%, 3/01/22 (b)		1,902	2,165,903
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		174	191,769
Series C, 9.68%, 7/02/26		688	749,920
Laredo Petroleum, Inc.:
9.50%, 2/15/19		765	866,363
7.38%, 5/01/22		575	632,500
NRG Energy, Inc.:
7.63%, 1/15/18		2,675	3,016,062
6.63%, 3/15/23 (b)		84	88,830
QEP Resources, Inc.:
5.38%, 10/01/22		513	525,825
5.25%, 5/01/23		395	398,950

			19,057,337

Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		890	890,000

Insurance — 0.8%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)		1,731	1,813,222
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		346	374,978
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		1,015	1,045,450
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	270	370,234

			3,603,884

Internet Software & Services — 0.2%
Cerved Technologies SpA:
6.38%, 1/15/20		100	129,975
8.00%, 1/15/21		100	129,650
VeriSign, Inc., 4.63%, 5/01/23 (b)	USD	435	437,175

			696,800

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

IT Services — 4.0%
Ceridian Corp.:
11.25%, 11/15/15	USD	195	$200,850
8.88%, 7/15/19 (b)		1,945	2,217,300
11.00%, 3/15/21 (b)		2,305	2,633,462
Epicor Software Corp., 8.63%, 5/01/19		860	935,250
First Data Corp.:
7.38%, 6/15/19 (b)		3,523	3,716,765
8.88%, 8/15/20 (b)		830	917,150
6.75%, 11/01/20 (b)		2,254	2,355,430
8.25%, 1/15/21 (b)		171	181,260
12.63%, 1/15/21		424	463,220
10.63%, 6/15/21 (b)		1,138	1,143,690
11.75%, 8/15/21 (b)		607	587,273
SunGard Data Systems, Inc.:
7.38%, 11/15/18		840	894,600
6.63%, 11/01/19 (b)		1,240	1,305,100
WEX, Inc., 4.75%, 2/01/23 (b)		759	757,102

			18,308,452

Machinery — 0.7%
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)		144	155,160
The Manitowoc Co., Inc., 5.88%, 10/15/22		735	781,856
Navistar International Corp., 8.25%, 11/01/21		566	576,613
SPX Corp., 6.88%, 9/01/17		275	305,938
Terex Corp., 6.00%, 5/15/21		730	771,975
Trinseo Materials Operating SCA, 8.75%, 2/01/19 (b)		634	631,622

			3,223,164

Media — 10.4%
Affinion Group, Inc., 7.88%, 12/15/18		612	471,240
AMC Networks, Inc.:
7.75%, 7/15/21		350	396,375
4.75%, 12/15/22		552	550,620
Cablevision Systems Corp., 5.88%, 9/15/22		855	846,450
CCO Holdings LLC:
5.25%, 9/30/22		915	915,000
5.13%, 2/15/23		1,150	1,127,000
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		1,026	825,930
Checkout Holding Corp., 9.83%, 11/15/15 (b)(e)		710	560,900
Cinemark USA, Inc., 5.13%, 12/15/22		391	396,865
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)		1,238	1,244,190
9.00%, 3/01/21		1,884	1,869,870
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		959	1,006,950
		Par (000)	Value
Corporate Bonds

Media (continued)
Clear Channel Worldwide Holdings, Inc. (concluded):
6.50%, 11/15/22 (b)	USD	2,959	$3,121,745
Series B, 7.63%, 3/15/20		1,753	1,862,562
DISH DBS Corp.:
4.25%, 4/01/18 (b)		810	789,750
5.13%, 5/01/20 (b)		1,382	1,347,450
5.88%, 7/15/22		1,575	1,578,938
Harron Communications LP, 9.13%, 4/01/20 (b)		500	556,250
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)(c)		2,357	2,309,860
Intelsat Luxembourg SA (b):
6.75%, 6/01/18		1,950	2,032,875
7.75%, 6/01/21		668	702,235
Interactive Data Corp., 10.25%, 8/01/18		2,080	2,334,800
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		525	553,875
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	162	224,149
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	1,170	1,254,825
Lynx I Corp.:
5.38%, 4/15/21 (b)		240	249,600
6.00%, 4/15/21	GBP	1,876	2,995,762
The McClatchy Co., 9.00%, 12/15/22 (b)	USD	858	926,640
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		914	987,120
Nara Cable Funding Ltd.:
8.88%, 12/01/18	EUR	190	261,770
8.88%, 12/01/18 (b)		200	208,000
Nielsen Finance LLC:
11.63%, 2/01/14		147	155,820
7.75%, 10/15/18		1,825	2,007,500
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	324	529,822
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	281	284,513
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		474	464,520
Sterling Entertainment Corp., 10.00%, 12/15/19		1,335	1,335,000
Unitymedia GmbH, 9.50%, 3/15/21	EUR	548	820,562
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		1,313	1,856,749
5.50%, 1/15/23 (b)	USD	795	810,900
Univision Communications, Inc. (b):
8.50%, 5/15/21		445	481,713
6.75%, 9/15/22		559	600,925

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Univision Communications, Inc. (b) (concluded):
5.13%, 5/15/23	USD	1,084	$1,062,320
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	514	707,654
6.38%, 7/01/20 (b)		1,273	1,752,615
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	555	588,300

			47,968,509

Metals & Mining — 4.2%
ArcelorMittal:
9.50%, 2/15/15		470	521,700
4.25%, 8/05/15		608	627,760
4.25%, 3/01/16		200	207,500
5.00%, 2/25/17		648	673,920
6.13%, 6/01/18		645	683,700
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	610	808,704
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16	USD	684	697,986
6.00%, 4/01/17		746	755,325
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		460	515,200
GoldCorp, Inc., 2.00%, 8/01/14 (d)		1,650	1,681,969
Kaiser Aluminum Corp., 8.25%, 6/01/20		345	388,987
New Gold, Inc. (b):
7.00%, 4/15/20		235	249,100
6.25%, 11/15/22		465	478,950
New World Resources NV, 7.88%, 5/01/18	EUR	349	362,890
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	2,275	2,373,109
Novelis, Inc., 8.75%, 12/15/20		4,760	5,319,300
Peninsula Energy Ltd., 11.00%, 12/14/14		900	900,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		295	304,588
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		375	408,750
Taseko Mines Ltd., 7.75%, 4/15/19		650	663,000
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		435	469,800
Walter Energy, Inc. (b):
9.88%, 12/15/20		206	219,905
8.50%, 4/15/21		158	158,790

			19,470,933

Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17		1,225	1,329,446
		Par (000)	Value
Corporate Bonds

Multiline Retail (concluded)
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	672	$707,280

			2,036,726

Oil, Gas & Consumable Fuels — 9.4%
Access Midstream Partners LP:
5.88%, 4/15/21		106	112,360
6.13%, 7/15/22		425	454,750
4.88%, 5/15/23		684	675,450
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		1,381	1,367,190
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		294	305,760
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		1,005	1,102,987
7.50%, 4/01/20		510	520,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		131	136,895
BreitBurn Energy Partners LP, 7.88%, 4/15/22		400	434,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		367	396,360
Chaparral Energy, Inc., 7.63%, 11/15/22		340	367,200
Chesapeake Energy Corp.:
7.25%, 12/15/18		190	218,975
6.63%, 8/15/20		125	139,063
6.88%, 11/15/20		420	472,500
6.13%, 2/15/21		130	141,700
Concho Resources, Inc.:
7.00%, 1/15/21		255	277,313
6.50%, 1/15/22		458	494,640
5.50%, 10/01/22		561	579,232
5.50%, 4/01/23		113	115,543
CONSOL Energy, Inc., 8.25%, 4/01/20		485	535,925
Continental Resources, Inc., 7.13%, 4/01/21		575	645,437
Crosstex Energy LP, 8.88%, 2/15/18		235	252,625
Crown Oil Partners IV LP, 15.00%, 3/07/15		957	1,000,591
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		526	541,780
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		590	610,650
Denbury Resources, Inc., 4.63%, 7/15/23		1,187	1,148,422
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		725	804,750
7.75%, 6/15/19		830	888,100

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20	USD	325	$368,469
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		535	577,800
EV Energy Partners LP, 8.00%, 4/15/19		220	226,050
Halcon Resources Corp., 8.88%, 5/15/21		645	656,287
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		408	448,800
Holly Energy Partners LP, 6.50%, 3/01/20		245	260,313
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		540	607,500
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (b)		200	207,750
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		235	229,713
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.), 8.63%, 2/01/20 (b)		652	668,300
Linn Energy LLC:
6.50%, 5/15/19		66	67,155
6.25%, 11/01/19 (b)		1,840	1,853,800
8.63%, 4/15/20		170	186,150
7.75%, 2/01/21		245	259,700
MarkWest Energy Partners LP:
6.25%, 6/15/22		168	181,440
5.50%, 2/15/23		323	337,535
4.50%, 7/15/23		465	452,212
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (b)		305	306,525
Newfield Exploration Co., 6.88%, 2/01/20		1,205	1,289,350
Northern Oil and Gas, Inc., 8.00%, 6/01/20		480	499,200
Oasis Petroleum, Inc.:
7.25%, 2/01/19		315	339,413
6.50%, 11/01/21		450	486,000
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)		650	671,125
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		625	618,750
PBF Holding Co. LLC, 8.25%, 2/15/20		345	381,225
PDC Energy, Inc., 7.75%, 10/15/22 (b)		325	354,250
Penn Virginia Corp., 8.50%, 5/01/20 (b)		193	193,000
Petrobras Global Finance BV, 3.00%, 1/15/19		537	523,770
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		901	1,000,110
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.88%, 2/15/23	USD	831	$940,069
Range Resources Corp.:
8.00%, 5/15/19		600	654,000
6.75%, 8/01/20		177	191,603
5.75%, 6/01/21		1,506	1,592,595
5.00%, 8/15/22		481	488,215
5.00%, 3/15/23 (b)		247	249,470
Regency Energy Partners LP, 6.88%, 12/01/18		609	653,152
Rosetta Resources, Inc., 5.63%, 5/01/21		411	412,028
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		1,988	1,995,455
5.63%, 4/15/23		521	521,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,675	2,982,625
6.50%, 11/01/20 (b)		505	528,987
SandRidge Energy, Inc.:
8.75%, 1/15/20		48	51,600
7.50%, 2/15/23		561	577,830
SESI LLC, 6.38%, 5/01/19		505	545,400
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		152	158,080
SM Energy Co.:
6.63%, 2/15/19		205	219,863
6.50%, 11/15/21		405	442,462
6.50%, 1/01/23		600	660,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		240	250,200
Vanguard Natural Resources LLC, 7.88%, 4/01/20		420	449,400

			43,556,124

Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		545	588,600
Boise Paper Holdings LLC:
9.00%, 11/01/17		90	95,850
8.00%, 4/01/20		180	199,800
Clearwater Paper Corp.:
7.13%, 11/01/18		885	958,013
4.50%, 2/01/23 (b)		70	69,125
NewPage Corp., 11.38%, 12/31/14 (a)(i)		3,090	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)		200	220,500
Unifrax I LLC, 7.50%, 2/15/19 (b)		405	421,200
WEPA Hygieneprodukte GmbH, 6.50%, 5/15/20	EUR	100	135,941

			2,689,029

Pharmaceuticals — 1.8%
Capsugel Finance Co. SCA:
9.88%, 8/01/19		105	154,556

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Pharmaceuticals (concluded)
Capsugel Finance Co. SCA (concluded):
9.88%, 8/01/19 (b)	EUR	300	$441,590
Elan Corp. Plc, 6.25%, 6/15/21 (b)	USD	2,375	2,386,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		663	756,649
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		665	688,275
6.88%, 12/01/18		1,398	1,492,365
6.38%, 10/15/20		419	439,950
6.75%, 8/15/21		701	746,565
Warner Chilcott Co. LLC, 7.75%, 9/15/18		945	1,042,453

			8,149,278

Professional Services — 0.3%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	311	406,243
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)	USD	790	892,700

			1,298,943

Real Estate Investment Trusts (REITs) — 0.7%
Cantor Commercial Real Estate Co. LP, 7.75%, 2/15/18 (b)		436	451,260
Felcor Lodging LP:
6.75%, 6/01/19		1,578	1,684,515
5.63%, 3/01/23		397	403,948
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(d)		190	267,781
iStar Financial, Inc., 4.88%, 7/01/18		628	623,290

			3,430,794

Real Estate Management & Development — 2.3%
CBRE Services, Inc., 6.63%, 10/15/20		520	561,600
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23 (b)		237	241,148
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		1,330	1,482,950
Realogy Corp. (b):
3.38%, 5/01/16		521	517,092
7.88%, 2/15/19		3,610	3,961,975
7.63%, 1/15/20		785	889,012
9.00%, 1/15/20		510	592,875
Shea Homes LP, 8.63%, 5/15/19		2,125	2,411,875

			10,658,527

Road & Rail — 0.6%
The Hertz Corp.:
7.50%, 10/15/18		855	929,812
6.75%, 4/15/19		450	488,813
		Par (000)	Value
Corporate Bonds

Road & Rail (concluded)
The Hertz Corp. (concluded):
5.88%, 10/15/20	USD	100	$105,500
7.38%, 1/15/21		675	745,875
6.25%, 10/15/22		410	445,363
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		220	231,550

			2,946,913

Semiconductors & Semiconductor Equipment — 0.5%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18		660	650,100
9.75%, 8/01/18		100	113,000
5.75%, 2/15/21		525	551,250
Spansion LLC, 7.88%, 11/15/17		890	925,600

			2,239,950

Software — 1.4%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		650	638,625
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		454	466,485
Infor US, Inc., 9.38%, 4/01/19		2,710	3,055,525
Interface Security Systems Holdings, Inc., 9.25%, 1/15/18 (b)		229	239,305
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,445	1,463,063
Sophia LP, 9.75%, 1/15/19 (b)		666	742,590

			6,605,593

Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		565	632,800
Claire's Stores, Inc. (b):
9.00%, 3/15/19		1,348	1,516,500
7.75%, 6/01/20		510	516,375
CST Brands, Inc., 5.00%, 5/01/23 (b)		289	291,890
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	222	357,376
8.88%, 8/15/18 (b)		439	706,704
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,255	1,542,081
Michaels Stores, Inc., 7.75%, 11/01/18		362	392,770
New Academy Finance Co., 8.00%, 6/15/18 (b)(f)		334	344,020
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		1,559	1,749,977
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		498	524,768
QVC, Inc. (b):
7.50%, 10/01/19		970	1,068,033
7.38%, 10/15/20		455	502,767

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Specialty Retail (concluded)
Sally Holdings LLC:
6.88%, 11/15/19	USD	840	$931,350
5.75%, 6/01/22		788	829,370

			11,906,781

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22		675	748,406
Phillips-Van Heusen Corp., 4.50%, 12/15/22		390	389,025
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(c)		773	769,135

			1,906,566

Trading Companies & Distributors — 0.7%
Air Lease Corp., 4.50%, 1/15/16		920	943,000
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		765	826,200
Doric Nimrod Air Finance Alpha Ltd. (b):
Series 2012-1, Class A, 5.13%, 11/30/24		761	810,674
Series 2012-1, Class B, 6.50%, 5/30/21		814	846,212

			3,426,086

Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		665	715,706

Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc., 7.75%, 10/15/20		914	911,715
Crown Castle International Corp., 5.25%, 1/15/23		1,732	1,753,650
Digicel Group Ltd., (b):
8.25%, 9/30/20		1,520	1,618,800
6.00%, 4/15/21		2,376	2,364,120
MetroPCS Wireless, Inc., 6.63%, 11/15/20		812	868,840
NII Capital Corp., 7.63%, 4/01/21		539	448,718
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	200	315,670
9.50%, 4/01/18 (b)		570	899,660
Softbank Corp., 4.50%, 4/15/20 (b)	USD	1,205	1,222,728
Sprint Capital Corp., 6.88%, 11/15/28		1,921	1,921,000
Sprint Nextel Corp. (b):
9.00%, 11/15/18		4,258	5,162,825
7.00%, 3/01/20		2,645	2,975,625

			20,463,351

Total Corporate Bonds – 106.8%			493,135,827

		Par (000)	Value
Floating Rate Loan Interests (h)

Airlines — 1.0%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17	USD	648	$654,893
Northwest Airlines, Inc., Term Loan:
2.30%, 3/10/17		986	912,967
2.30%, 3/10/17		988	914,274
1.68%, 9/10/18		836	739,902
1.68%, 9/10/18		829	733,411
1.68%, 9/10/18		823	726,901

			4,682,348

Auto Components — 1.2%
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14		3,062	2,995,573
Term Loan C, 2.14%, 12/28/15		1,425	1,392,930
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		950	961,476

			5,349,979

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		653	653,526

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		1,450	1,468,125
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		550	544,500
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		770	772,087
Second Lien Term Loan, 6.50%, 2/28/19		640	641,600

			3,426,312

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		583	582,311
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		1,090	1,097,772

			1,680,083

Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		669	673,559
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		400	404,500
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19		400	402,000

			1,480,059

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		2,170	2,190,803

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Communications Equipment (concluded)
Alcatel-Lucent USA, Inc. (concluded):
Term Loan D, 7.50%, 1/30/19	EUR	843	$1,107,867
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	195	186,047
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19		2,802	2,801,860

			6,286,577

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		1,677	1,689,301

Consumer Finance — 0.7%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		3,339	3,348,881

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		410	407,950

Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		222	222,817
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		708	708,090

			930,907

Diversified Telecommunication Services — 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		512	516,909
2019 Term Loan B, 5.25%, 8/01/19		420	425,514
Term Loan, 4.75%, 8/01/19		2,700	2,719,413

			3,661,836

Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		910	912,084

Food & Staples Retailing — 0.3%
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 5/21/18	USD	1,115	1,129,640
Rite Aid Corp., Second Lien Term Loan, 5.75%, 8/21/20		165	170,122

			1,299,762

Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		329	331,130

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 4.00%, 5/17/19		590	591,139
		Par (000)	Value
Floating Rate Loan Interests (h)

Health Care Equipment & Supplies (concluded)
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19	USD	1,168	$1,170,418
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		432	440,372

			2,201,929

Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 10/02/17		371	381,859
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		576	568,764

			950,623

Hotels, Restaurants & Leisure — 3.1%
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		11,050	10,083,125
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,810	1,814,228
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		1,550	1,564,338
Travelport LLC:
Second Lien PIK Term Loan 2, 8.38%, 12/01/16		682	676,436
Second Lien Term Loan 1, 9.50%, 1/29/16		138	143,778

			14,281,905

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		893	901,098

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		519	521,294

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		107	107,343
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		1,220	1,214,412

			1,321,755

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		318	322,380

Machinery — 0.6%
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		763	771,667
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,229	2,229,468

			3,001,135

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Media — 3.4%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14	USD	493	$387,514
Tranche 1 Incremental, 7.50%, 7/03/14		2,520	1,979,502
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		520	482,645
Term Loan C, 3.84%, 1/29/16		156	144,036
Term Loan D, 6.94%, 1/30/19		1,995	1,861,548
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		672	675,614
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		633	636,522
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		8,391	8,440,648
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		635	636,090
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		386	384,682
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		185	184,643

			15,813,444

Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		1,380	1,402,425
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		3,453	3,468,360

			4,870,785

Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine, 8.62%, 7/05/17 (f)	EUR	1,798	2,103,700

Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	3,435	3,518,917
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,183	1,188,952
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		360	361,890
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		1,348	1,360,146
Term Loan B, 5.75%, 3/22/19		565	571,594

			7,001,499

Pharmaceuticals — 0.7%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,466	1,470,532
		Par (000)	Value
Floating Rate Loan Interests (h)

Pharmaceuticals (concluded)
Par Pharmaceutical, Term Loan B, 4.25%, 9/30/19	USD	1,104	$1,105,550
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		483	486,648

			3,062,730

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		571	571,641

Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		1,538	1,552,743

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		138	139,168
Extended Term Loan, 4.50%, 3/05/20		1,020	1,029,139

			1,168,307

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.20%, 9/29/17		434	435,094

Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		90	91,350
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		1,891	1,908,698
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		795	830,775

			2,830,823

Specialty Retail — 0.2%
David's Bridal, Inc., Term Loan B, 5.00% - 6.25%, 10/11/19		833	837,768

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,733	1,741,163
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		680	682,890

			2,424,053

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		940	950,970

Wireless Telecommunication Services — 0.9%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (f)		4,022	4,122,422

Total Floating Rate Loan Interests – 23.2%			107,388,833

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

		Shares	Value
Investment Companies

Exchange-Traded Fund — 0.8%
iShares iBoxx $ High Yield Corporate Bond Fund (j)		41,177	$3,826,167

Total Investment Companies – 0.8%			3,826,167

		Par (000)
Municipal Bonds

Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co., Project:
5.00%, 12/01/19	USD	520	535,694
5.50%, 12/01/22		170	177,026
5.25%, 12/01/25		115	118,368

Total Municipal Bonds – 0.2%			831,088

Other Interests (k)		Beneficial Interest (000)

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		4,870	49

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		950	9

Media — 0.0%
Adelphia Escrow		1,300	13
Adelphia Recovery Trust		1,630	13,043

			13,056

Total Other Interests – 0.0%			13,114

Preferred Securities

Capital Trusts		Par (000)

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(l)		100	99,921

Preferred Stocks	Shares

Auto Components — 1.4%
Dana Holding Corp., 4.00% (b)(d)	40,010	6,374,093

	Shares	Value
Trust Preferreds

Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)	216,730	$5,747,341

Total Preferred Securities – 2.6%		12,221,355

Warrants (m)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	54,577	1

Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	4	7,343
(Expires 9/30/14)	22	33,934

		41,277

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)	6,113,638	70,213

Real Estate Investment Trusts (REITs) — 0.0%
Pepper Residential Securities Trust (Expires 12/31/15)	3,611,304	22,119

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	525	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	1,835	—

		—

Total Warrants – 0.0%		133,610
Total Long-Term Investments (Cost – $648,582,922) – 144.8%		669,238,502

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (j)(n)	3,690,779	3,690,779

Total Short-Term Securities (Cost – $3,690,779) – 0.8%		3,690,779
Total Investments Before Options Written (Cost – $652,273,701*) – 145.6%		672,929,281
Options Written

(Premiums received – $165,240) – 0.0%		(181,662)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Value
Total Investments, Net of Options Written – 145.6%	$ 672,747,619
Liabilities in Excess of Other Assets – (45.6)%	(210,692,289)

Net Assets – 100.0%	$ 462,055,330

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$653,753,018

Gross unrealized appreciation	$36,480,750
Gross unrealized depreciation	(17,304,487)

Net unrealized appreciation	$19,176,263

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Bank of America Corp.	$142,100	$(544)
Cantor Fitzgerald	$95,060	$(970)
Credit Suisse Group AG	$2,072,700	$(39,131)
Goldman Sachs Group, Inc.	$1,800,750	$(24,250)
Jeffries & Co.	$343,103	$(7,898)
JPMorgan Chase & Co.	$669,635	$(9,650)
Merrill Lynch	$34,825	$(971)
Pershing Llc	$64,675	$(1,788)

(d)	Convertible security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,690,779	3,690,779	$ 1,233	$ 110
iShares iBoxx $ High Yield Corporate Bond Fund	—	41,177	41,177	—	—

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(n)	Represents the current yield as of report date.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AUD	Australian Dollar
CAD	Canadian Dollar
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
RB	Revenue Bonds
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	GBP	101,000	USD	153,701	Citigroup, Inc.	6/04/13	$ (241)
	USD	812,924	AUD	780,794	UBS AG	7/17/13	67,960
	USD	7,127,336	CAD	7,275,000	Barclays Plc	7/17/13	117,462
	USD	13,338,915	GBP	8,713,000	Barclays Plc	7/17/13	104,226
	USD	221,034	GBP	147,000	Citigroup, Inc.	7/17/13	(2,253)
	USD	153,658	GBP	101,000	Citigroup, Inc.	7/17/13	243
	USD	473,513	GBP	305,000	Deutsche Bank AG	7/17/13	10,230
	USD	155,338	GBP	100,000	Goldman Sachs Group, Inc.	7/17/13	3,442
	EUR	437,000	USD	563,595	Citigroup, Inc.	7/23/13	4,551
	USD	1,353,495	EUR	1,034,000	Bank of America Corp.	7/23/13	9,186
	USD	32,221,087	EUR	24,684,000	Barclays Plc	7/23/13	129,303
	USD	10,458	EUR	8,000	Credit Suisse Group AG	7/23/13	58
	USD	462,406	EUR	355,000	Credit Suisse Group AG	7/23/13	868
	USD	57,308	EUR	44,000	Goldman Sachs Group, Inc.	7/23/13	103

	Total						$445,138

•	Over-the-counter credit default swaptions written as of May 31, 2013 were as follows:
	Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]	Market Value
	Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD 6,800	$ (181,170)
	Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD 6,800	(492)

	Total										$(181,662)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:
	Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)		Unrealized Appreciation (Depreciation)

	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	422	$40,022
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	117	6,120
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	750	59,751
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	170	827
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	170	827
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	506	(3,764)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	113	(2,235)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	558	(36,609)
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	66	(2,162)
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	475	40,203
	ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	475	42,318
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	345	(6,616)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	660	(18,355)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	1,184	(28,577)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	190	(13,233)
	ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	200	22,798
	ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	305	24,358
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	312	(20,138)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	372	(10,372)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	217	(9,916)
	Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	720	145,213
	CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	2,400	556,397

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

	Issuer/Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
	Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC+	USD	1,600	$198,850

	Total							$985,707

[1]			Using S&P’s rating of the underlying securities of the index.
[2]			The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
[3]			Using S&P’s rating of the issuer.

•		For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•				Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•				Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•				Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
	Common Stocks	$39,341,550	$3,677,398	$8,669,560	$51,688,508
	Corporate Bonds	—	488,921,416	4,214,411	493,135,827
	Floating Rate Loan Interests	—	91,244,221	16,144,612	107,388,833
	Investment Companies	3,826,167	—	—	3,826,167
	Municipal Bonds	—	831,088	—	831,088
	Other Interests	13,043	—	71	13,114
	Preferred Securities	5,747,341	6,474,014	—	12,221,355
	Warrants	70,213	—	63,397	133,610
	Short-Term Securities	3,690,779	—	—	3,690,779
Total		$52,689,093	$591,148,137	$29,092,051	$672,929,281

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Credit Contracts	—	$1,137,684	—	$1,137,684
Foreign currency exchange contracts	—	447,632	—	447,632
Liabilities
Credit Contracts	—	(333,639)	—	(333,639)
Foreign currency exchange contracts	—	(2,494)	—	(2,494)
Total	—	$1,249,183	—	$1,249,183

[1]	Derivative financial instruments are swaps, foreign currency exchange contracts and options written. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$209,649	—		$209,649
Cash pledged as collateral for swaps	400,000	—	—	400,000
Liabilities:
Cash received as collateral for swaps	—	$(1,200,000)	—	(1,200,000)
Loans payable	—	(198,000,000)	—	(198,000,000)
Total	$609,649	$(199,200,000)	—	$(198,590,351)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$7,005,140	$4,924,921	$19,461,069	$71	$1	$31,391,202
Transfers into Level 3[1]	350	2,269,625	2,725,551	—	—	4,995,526
Transfers out of Level 3[2]	—	—	(1,259,706)	—	—	(1,259,706)
Accrued discounts/premiums	—	5,189	126,758	(1)	—	131,946
Net realized gain (loss)	—	11,516	174,916	—	—	186,432
Net change in unrealized appreciation/ depreciation[3]	832,269	(1,932,798)	1,347,206	1	61,668	308,346
Purchases	831,801	2,787,777	6,104,104	—	1,728	9,725,410
Sales	—	(3,851,819)	(12,535,286)	—	—	(16,387,105)
Closing Balance, as of May 31, 2013	$8,669,560	$4,214,411	$16,144,612	$71	$63,397	$29,092,051

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $4,995,526 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(695,080).

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$ 869,356
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	(205,779)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(663,577)
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of May 31, 2013	—
[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2013 was $0.
[3]	Issues represent upfront cash received on certain derivative financial instruments.
[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	21

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $19,397,095. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[2]	$343,980	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	4,058,771	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	CAD[3] 0.37x–0.47x
	2,993,808	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
		Market Comparable Companies	Onshore EBITDA Multiple	4.75x
Corporate Bonds[4]	1,335,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	900,000	Cost[5]	N/A	--
Warrants	41,277	Estimated Recovery Value	Recovery Rate	$1.36 - $1.63
	22,120	Black-Scholes	Implied Volatility	75%
Total	$9,694,956

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Last 12 Months EBITDA Multiple	Increase	Decrease
Recovery Rate	Increase	Decrease
Implied Volatility	Increase	Decrease

2 For the period ended May 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued using the company’s financial restructuring plan. Market information became available for this investment, therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

3 Canadian Dollar.

4 For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

5 The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2013	22

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Corporate High Yield Fund VI, Inc.

Date: July 25, 2013